Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income tax expense (benefit)
The (provision) benefit for income taxes is comprised of the following (dollars in thousands):

	For the Years Ended December 31,
	2012	2011	2010
Federal:
Current	$193	$631	$626
Deferred	347	(383)	33,865
Total Federal	540	248	34,491
State:
Current	(2,059)	(2,028)	(2,429)
Deferred (included in Federal above)	―	―	―
Total State	(2,059)	(2,028)	(2,429)
Total	$(1,519)	$(1,780)	$32,062

Reconciliation of the benefit for income taxes to the amount computed at the U.S. Federal statutory rate
A reconciliation of the (provision) benefit for income taxes to the amount computed at the U.S. Federal statutory rate of 35% is as follows (dollars in thousands):

	For the Years Ended December 31,
	2012	2011	2010
Tax benefit at U.S. statutory rate	$22,945	$23,545	$28,682
State taxes, net of federal income tax	1,258	1,373	1,699
Unrecognized tax benefits	193	630	626
Other, net	122	59	(124)
Credits	—	4,803	3,354
Valuation allowance	(24,138)	(30,489)	(137)
Officer's compensation	(922)	(760)	(2,197)
Meals and entertainment	(486)	(430)	(383)
Gain on acquisition	(266)	791	—
Return to provision	(225)	(1,302)	679
Stock compensation	—	—	(137)
Total	$(1,519)	$(1,780)	$32,062

Components of deferred tax assets and liabilities
Significant components of the Company's deferred tax assets and liabilities at December 31 are as follows (dollars in thousands):

	2012	2011
Deferred income tax assets:
Operating loss carryforwards	$169,792	$174,433
Capital lease obligations	52,720	62,136
Prepaid revenue	55,386	51,726
Accrued expenses	50,602	40,422
Deferred lease liability	46,541	48,916
Tax credits	20,551	20,158
Deferred gain on sale leaseback	10,127	11,581
Fair value of interest rate swaps	522	152
Total gross deferred income tax asset	406,241	409,524
Valuation allowance	(65,269)	(40,820)
Net deferred income tax assets	340,972	368,704
Deferred income tax liabilities:
Property, plant and equipment	(415,354)	(454,985)
Other	(8,428)	(11,540)
Total gross deferred income tax liability	(423,782)	(466,525)
Net deferred tax liability	$(82,810)	$(97,821)

Reconciliation of net deferred tax liability to the consolidated balance sheets
A reconciliation of the net deferred tax liability to the consolidated balance sheets at December 31 is as follows (dollars in thousands):

	2012	2011
Deferred tax asset – current	$13,377	$11,776
Deferred tax liability – noncurrent	(96,187)	(109,597)
Net deferred tax liability	$(82,810)	$(97,821)

Reconciliation of the unrecognized tax benefits
A reconciliation of the unrecognized tax benefits for the year 2012 is as follows (dollars in thousands):

Balance at January 1, 2012	$1,439
Additions for tax positions related to the current year	48
Additions for tax positions related to prior years	201
Reductions for tax positions related to prior years	(443)
Balance at December 31, 2012	$1,245